Share premium account – as restated (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Aug. 31, 2025
Notes and other explanatory information [abstract]
Number of shares outstanding		25,000,000
Receive ordinary shares	125,000
Cash fee	$ 200,000
Reimbursable expenses	$ 100,000